Financial risk management (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Percentage of trade receivables	1.00%	1.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of trade receivables			2.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of trade receivables			1.00%